Share-based Awards Plan (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2009
Risk-free interest rate	2.50%	1.24%		3.17%
Risk-free interest rate, maximum			3.30%
Risk-free interest rate, minimum			3.26%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility range	68.75%			48.62%
Expected volatility range, maximum		84.00%	62.35%
Expected volatility range, minimum		42.00%	62.21%
Weighted average expected volatility	68.75%	69.00%	62.33%	48.62%
Expected term (in years)	2 years	2 years	3 years 11 months 4 days	2 years 9 months 7 days